Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017		Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the period	£ 705.5	£ 1,278.6	£ 633.7	[1]	£ 1,912.3 [1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(176.7)	(207.4)	(257.8)		(465.2)
(Loss)/gain on revaluation of available for sale investments		32.5	(0.4)		32.1
Items that may be reclassified subsequently to profit or loss	(176.7)		(258.2)		(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans		17.0			17.0
Deferred tax on defined benefit pension plans		(24.6)			(24.6)
Fair value movements on equity investments	(140.5)
Items that will not be reclassified subsequently to profit or loss	(140.5)				(7.6)
Other comprehensive (loss)/income	(317.2)	£ (182.5)	(258.2)		(440.7)
Total comprehensive income for the period	388.3		375.5		1,471.6
Attributable to:
Equity holders of the parent	353.8		348.0		1,395.6
Non-controlling interests	34.5		27.5		76.0
Total comprehensive income for the period	£ 388.3		£ 375.5		£ 1,471.6

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.